Equity accounted investments - ROMPCO (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Significant events and transactions
Cash and cash equivalents	R 43,304	R 41,050
Total assets	363,818	359,555
Non-current liabilities	112,111	132,508
Tax payable	1,051	636	R 1,108
Summarised income statement
Turnover	272,118	249,096	275,111
Depreciation and amortisation	(13,602)	(14,002)	(15,644)
Other operating expenses	(16,435)	(8,711)	(13,854)
Earnings/(loss) before interest and tax (EBIT/(LBIT))	25,690	18,819	(27,305)
Finance income	2,329	2,925	3,226
Finance costs	(9,412)	(9,462)	(10,427)
Earnings/(loss) before tax	18,607	12,282	(34,506)
Taxation	(4,149)	(4,556)	(9,739)
Earnings/(loss) for the year	14,458	7,726	(44,245)
Reconciliation of summarised financial information
(Loss)/earnings before tax for the year	18,607	12,282	(34,506)
Taxation	(4,149)	(4,556)	(9,739)
Dividends paid	(513)	(233)	(7,850)
Carrying value of equity accounted investment	10,715	12,959
Republic of Mozambique Pipeline Investment Company (Pty) Ltd (ROMPCO)
Significant events and transactions
Non-current assets	2,055	2,658
Cash and cash equivalents	866	964
Other current assets	2,814	2,219
Total assets	5,735	5,841
Non-current liabilities	561	514
Current liabilities	140	220
Tax payable	84	166
Total liabilities	785	900
Net assets	4,950	4,941	5,020
Summarised income statement
Turnover	4,372	4,777
Depreciation and amortisation	(641)	(651)
Other operating expenses	(433)	(442)
Earnings/(loss) before interest and tax (EBIT/(LBIT))	3,298	3,684
Finance income	211	231
Finance costs	(13)	(17)
Earnings/(loss) before tax	3,496	3,898
Taxation	(1,137)	(1,051)
Earnings/(loss) for the year	2,359	2,847
Share of (loss)/profit before tax	699	780
Taxation	(227)	(210)
Share of profit after tax	472	570
Amortisation of fair value adjustment on acquisition of investment	(70)	(70)
Share of profits of equity accounted investment	402	500
Reconciliation of summarised financial information
Net assets at the beginning of the year	4,941	5,020
(Loss)/earnings before tax for the year	3,496	3,898
Taxation	(1,137)	(1,051)
Dividends paid	(2,350)	(2,926)
Net assets at the end of the year	4,950	4,941	R 5,020
Carrying value of equity accounted investment	2,669	2,737
Historical net asset value	990	988
Group's share of fair value adjustment on acquisition of investment	R 1,679	R 1,749
Share of pre-tax profits (as a percent)	20.00%	20.00%